Shareholders' equity - Share capital (Details) - AUD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Share capital
Ordinary share capital, fully paid	$ 41,601	$ 40,509
RSP treasury shares	(661)	(618)
Other treasury shares	55	55
Total treasury shares	(606)	(563)
Total share capital	40,995	39,946
NCI	$ 57	$ 51
Ordinary shares purchased and sold on market
Number of unvested RSP treasury shares held	4,363,329	4,588,277
Number of other treasury shares held	0	0
Ordinary shares
Ordinary Shares
Par value	$ 0
Number of votes per ordinary shares	1
Reconciliation of movement in number of ordinary shares
Opening balance	3,611,684,870	3,489,928,773
Share issuances		110,919,861
Dividend reinvestment plan	20,213,205	10,836,236
Dividend reinvestment plan underwrite	36,693,733
Closing balance	3,668,591,808	3,611,684,870	3,489,928,773
Ordinary shares purchased and sold on market
Net number of ordinary shares purchased/(sold) on market	3,463,265
Average price per share for share issuance		$ 24.81
DRP - number of shares purchased for transfer to participants	9,085,937
DRP - price per share for interim dividend	$ 25.98
DRP - price per share for final dividend		19.83	$ 25.17
DRP underwrite - price per share		$ 19.59
Ordinary shares | Employee Share Plan (ESP)
Ordinary shares purchased and sold on market
Net number of ordinary shares purchased/(sold) on market	1,178,527
Average share price, ordinary shares	$ 19.09
Ordinary shares | Restricted Share Plan (RSP)
Ordinary shares purchased and sold on market
Net number of ordinary shares purchased/(sold) on market	2,052,825
Average share price, ordinary shares	$ 21.09
Ordinary shares | Westpac Performance Plan (WPP) | Share rights
Ordinary shares purchased and sold on market
Net number of ordinary shares purchased/(sold) on market	231,913
Average share price, ordinary shares	$ 21.89
Parent Entity
Share capital
Ordinary share capital, fully paid	$ 41,601	$ 40,509
RSP treasury shares	(661)	(618)
Other treasury shares	(3)	(3)
Total treasury shares	(664)	(621)
Total share capital	$ 40,937	$ 39,888
Reconciliation of movement in number of ordinary shares
Opening balance	3,611,684,870	3,489,928,773
Share issuances		110,919,861
Dividend reinvestment plan	20,213,205	10,836,236
Dividend reinvestment plan underwrite	36,693,733
Closing balance	3,668,591,808	3,611,684,870	3,489,928,773
Ordinary shares purchased and sold on market
Net number of ordinary shares purchased/(sold) on market	3,463,265
Parent Entity | Employee Share Plan (ESP)
Ordinary shares purchased and sold on market
Net number of ordinary shares purchased/(sold) on market	1,178,527
Average share price, ordinary shares	$ 19.09
Parent Entity | Restricted Share Plan (RSP)
Ordinary shares purchased and sold on market
Net number of ordinary shares purchased/(sold) on market	2,052,825
Average share price, ordinary shares	$ 21.09
Parent Entity | Westpac Performance Plan (WPP) | Share rights
Ordinary shares purchased and sold on market
Net number of ordinary shares purchased/(sold) on market	231,913
Average share price, ordinary shares	$ 21.89
Parent Entity | Ordinary shares
Ordinary shares purchased and sold on market
Average price per share for share issuance		$ 24.81
DRP - number of shares purchased for transfer to participants	9,085,937
DRP - price per share for interim dividend	$ 25.98
DRP - price per share for final dividend		19.83	$ 25.17
DRP underwrite - price per share		$ 19.59